Other Current Liabilities and Accrued Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payroll and employee benefits	$ 18,556	$ 16,868
Dealer commissions and subsidies	17,883	15,030
Value-added tax and other business taxes	17,137	14,404
Interest payable	12,370	20,879
Interconnection and roaming charges payable	12,364	10,980
Handset purchases	11,650	9,416
Current portion of license obligation	10,300	4,263
Income and withholding taxes	8,822	13,452
Unearned proceeds on disposal of Trilogy Dominicana		27,000
Other	19,725	19,408
Other current liabilities and accrued expenses	$ 128,807	$ 151,700